Borrowings and SAFE Agreements (Details) - Schedule of Convertible Notes - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Borrowings and SAFE Agreements (Details) - Schedule of Convertible Notes [Line Items]
Total Notes payable	$ 29,365	$ 28,657	$ 20,403
Debt in CS Solis	35,840	33,280
Total notes payable and convertible notes, net	65,205	61,937	64,551
Less current portion	(65,205)	(61,937)	(20,403)
Notes payable and convertible notes, net of current portion			3,434
2018 Bridge Notes [Member]
Borrowings and SAFE Agreements (Details) - Schedule of Convertible Notes [Line Items]
Total Notes payable	11,376	11,031	9,780
Revolver Loan [Member]
Borrowings and SAFE Agreements (Details) - Schedule of Convertible Notes [Line Items]
Total Notes payable	5,290	5,168	5,000
Secured Credit Facility [Member]
Borrowings and SAFE Agreements (Details) - Schedule of Convertible Notes [Line Items]
Total Notes payable	12,699	12,158	5,623
Polar Settlement Agreement [Member]
Borrowings and SAFE Agreements (Details) - Schedule of Convertible Notes [Line Items]
Total Notes payable		$ 300